Expense Example - Investor A, Institutional - iShares Russell Mid-Cap Index Fund	Nov. 27, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	128
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456